Supplement dated Feb. 25, 2025 to Prospectuses and Summary Prospectuses
Prospectus Form #
Product Name	National	New York
RiverSource® Apex Variable Annuity	PRO9109_12C_01_(05/24) ISP9109_12_C01_(05/24) USP9109_12_C01_(05/24)	PRO9110_12C_01_(05/24) ISP9110_12_C01_(05/24) USP9110_12_C01_(5/24)
RiverSource® Vista Variable Annuity	PRO9111_12C_01_(05/24) ISP9111_12_C01_(05/24) USP9111_12_C01_(05/24)	PRO9112_12C_01_(05/24) ISP9112_12_C01_(05/24) USP9112_12_C01_(5/24)
RiverSource® RAVA 5 Access Variable Annuity (Offered for contract applications signed on or after June 22, 2020)	PRO9104_12C_01_(05/24) ISP9104_12_C01_(05/24) USP9104_12_C01_(05/24)	PRO9105_12C_01_(05/24) ISP9105_12_C01_(05/24) USP9105_12_C01_(05/24)
RiverSource® Retirement Advisor Variable Annuity	PRO9070_12_C01_(05/24) USP9070_12_C01_(05/24)	S-6471 R (4/13) April 29, 2013
RiverSource® RAVA 5 Advantage® Variable
Annuity / RiverSource® RAVA 5 Select®
Variable Annuity / RiverSource® RAVA 5
Access® Variable Annuity (Offered for
contract applications signed prior to
April 30, 2012)
	PRO9015_12_C01_(05/24) USP9015_12_C01_(05/24)	PRO9006_12_C01_(05/24) USP9006_12_C01_(05/24)
RiverSource® RAVA 5 Advantage® Variable
Annuity / RiverSource RAVA 5 Select®
Variable Annuity / RiverSource RAVA 5
Access Variable Annuity (Offered for
contract applications signed on or after
April 30, 2012 but prior to April 29, 2013)
	PRO9021_12_C01_(05/24) USP9021_12_C01_(05/24)	PRO9012_12_C01_(05/24) USP9012_12_C01_(05/24)
RiverSource® RAVA 5 Advantage® Variable
Annuity / RiverSource RAVA 5 Select®
Variable Annuity / RiverSource RAVA 5
Access Variable Annuity (Offered for
contract applications signed on or after
April 30, 2013)
	PRO9018_12_C01_(05/24) USP9018_12_C01_(05/24)	PRO9009_12_C01_(05/24) USP9009_12_C01_(05/24)
RiverSource® RAVA 5 Choice® Variable Annuity	PRO9099_12_C01_(05/24) USP9099_12_C01_(05/24)	PRO9100_12_C01_(05/24) USP9100_12_C01_(05/24)
RiverSource® Retirement Group Annuity Contract I	PRO9022_12_C_01_(05/24) ISP9022_12_C01_(05/24) USP9022_12_C01_(05/24)
RiverSource® Retirement Group Annuity Contract II	PRO9023_12_C_01_(05/24) ISP9023_12_C01_(05/24) USP9023_12_C01_(05/24)
RiverSource® Retirement Advisor Variable Annuity-Band 3	S-6477 N (5/09) May 1, 2009
RiverSource® Retirement Advisor Advantage Variable Annuity-Band 3	S-6407 K (5/09) May 1, 2009
RiverSource® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	PRO9074_12_C01_(05/24) USP9074_12_C01_(05/24)	S-6410 N (4/13) April 29, 2013

Supplement dated Feb. 25, 2025 to Prospectuses and Summary Prospectuses
Prospectus Form #
Product Name	National	New York
RiverSource® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	PRO9073_12_C01_(05/24) USP9073_12_C01_(05/24)	PRO9077_12_C01_(05/24) USP9077_12_C01_(05/24)
RiverSource® Retirement Advisor 4 Advantage® Variable Annuity / RiverSource® Retirement Advisor 4 Select® Variable Annuity / RiverSource® Retirement Advisor 4 Access® Variable Annuity	PRO9071_12_C01_(05/24) USP9071_12_C01_(05/24)	PRO9072_12_C01_(05/24) USP9072_12_C01_(05/24)
RVS® Variable Second-To-Die Life Insurance	S-6196 W (5/08) / May 1, 2008	S-6196 (5/08)
RiverSource® Variable Universal Life Insurance	PRO9090_12_C01_(05/24) USP9090_12_C01_(05/24)	S-6171 CF (4/19)
RiverSource® Variable Universal Life Insurance III	PRO9092_12_C01_(05/24) USP9092_12_C01_(05/24)	S-6211 L (8/09)
RiverSource® Variable Universal Life Insurance IV / RiverSource® Variable Universal Life Insurance IV Estate Series	PRO9094_12_C01_(05/24) USP9094_12_C01_(05/24)	S-6419 CF (4/19)
RiverSource® Variable Universal Life Insurance 5 / RiverSource® Variable Universal Life Insurance 5 Estate Series	PRO9086_12_C01_(05/24) USP9086_12_C01_(05/24)	S-6543 (04/19)
RiverSource Succession Select Variable Annuity	S-6202 CF (4/19)	S-6203 CF (4/19)
RVS® Single Premium Variable Life Insurance Policy	S-6199 K (05/08) / May 1, 2008	S-6190 (5/08)
The information in this Supplement updates and amends certain information contained in your current variable annuity product prospectus, initial summary prospectus and updating summary prospectus (collectively, the “Prospectus”). Please read it carefully and keep it with your variable annuity product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
At a meeting held on December 11-12, 2024, the Board of Trustees of the Goldman Sachs Variable Insurance Trust approved a proposal to liquidate the Goldman Sachs Multi-Strategy Alternatives Portfolio (the “Fund”), a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of the Fund and its shareholders to liquidate the Fund. The Fund will be liquidated on or about April 11, 2025 (the “Liquidation Date”), pursuant to a Plan of Liquidation approved by the Board. The Liquidation Date may be changed without notice at the discretion of the Trust’s officers. The Fund will suspend the offering of its shares to all investors at the close of business on or about April 7, 2025.
On the Liquidation Date, the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of the Fund shares. Shareholders of the Fund may redeem their investment in the Fund at any time prior to the Liquidation Date.
If you have Contract Value allocated to the Fund, you may transfer it to any other available investment option prior to the Liquidation Date. Such transfers will not count toward any Contract level limitation on the number of transfers allowed per year.  Any Contract value remaining in the Fund on the Liquidation Date will be transferred to the Columbia Variable Portfolio – Government Money Market Fund without charge.  Thereafter, the Fund will no longer be available as an investment option under your Contract.
For 30 days after the Liquidation Date, you may surrender Contract value allocated to Columbia Variable Portfolio – Government Money Market Fund without charge.

For 90 days after the Liquidation Date, you may transfer Contract value allocated to the Columbia Variable Portfolio – Government Money Market Fund to any other investment option available under your Contract without charge.  Such transfers will not count toward any Contract level limitations on the number of transfers allowed per year.
After the Liquidation Date, the liquidating Fund is no longer available as an investment option under the Contracts listed above.
 THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9109-0008_(02/25)